Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 24,401	$ 7,726
Marketable securities	6,843
Contract receivables	110	108
Accrued interest receivable	68	9
Prepaid expenses	364	147
Other current assets	453
Total current assets	32,239	7,990
Property and equipment, net	3	84
Other assets	258	42
Total assets	32,500	8,116
Current liabilities:
Accounts payable	697	657
Accrued liabilities	2,251	990
Warrant liability	6,466
Facility loan	38
Convertible notes		13,737
Accrued interest payable	36	2,566
Total current liabilities	9,488	17,950
Facility loan, less current portion	4,407
Other liabilities	9	36
Total liabilities	13,904	17,986
Commitments and contingencies
Redeemable convertible preferred stock, $0.0001 par value: no shares authorized, issued or outstanding at December 31, 2013; 55,258,608 shares authorized and 661,059 shares issued and outstanding at December 31, 2012; aggregate liquidation preference $256,750 as of December 31, 2012		318,697
Stockholders' equity (deficit):
Preferred stock, $0.0001 par value: 10,000,000 shares authorized at December 31, 2013; no shares authorized at December 31, 2012; no shares issued and outstanding
Common stock, $0.0001 par value: 100,000,000 shares authorized; 9,455,064 and 5,792 shares issued and outstanding as of December 31, 2013 and 2012, respectively	1
Additional paid-in capital	367,435	913
Accumulated other comprehensive income	2
Accumulated deficit	(348,842)	(329,480)
Total stockholders' equity (deficit)	18,596	(328,567)
Total liabilities and redeemable convertible preferred stock and stockholders' equity (deficit)	$ 32,500	$ 8,116